Other Operating Income - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Other operating income	€ 9,386	€ 5,230	€ 8,737
Miscellaneous other operating income	9,210	4,958	8,197
Nuova Ompi S.r.l.
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Grants received by subsidiaries		272	540
Grants received as tax credit	28	28
Grants related to sustainable growth fund		€ 244	233
Grants related to facilities for energy - intensive businesses			€ 307
Ompi Pharma Packaging Tech. Co Ltd
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Grants received for machinery technical renovation	106
Ompi Pharma Packaging Tech. Co Ltd and Nuova Ompi S.r.l.
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Grants received by subsidiaries	€ 176